Accounts payable trade and other accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Schedule of Accounts payable trade and other accrued liabilities
December 31,
	2 0 1 8	2 0 1 7

Trade accounts payable	$4,390,413	$3,984,898
Other accrued liabilities	2,057,557	842,045
	$6,447,970	$4,826,943